INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$
Cost:
Computer software	3,988	3,538
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	71,292	71,292
Strategic contract	18,199	10,010
Unpatented technology	—	3,633
	115,881	110,875
Accumulated amortization:
Computer software	(3,317)	(2,953)
License agreement	(5,470)	(5,470)
Internet domain name	(10)	(25)
Brand name	(7,279)	(13,135)
Strategic contract	(909)	(2,471)
Unpatented technology	—	(505)
	(16,985)	(24,559)
Impairment* :
Computer software	(581)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(58,157)
Strategic Contract	—	(7,539)
	(26,965)	(83,002)
Intangible assets, net	71,931	3,314

*     The impairment as of December 31, 2021 include impairment of US$26,909 related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019, and impairment of US$56 related to the intangible assets of computer software of Loto Interactive during the year ended December 31, 2021. During the year ended December 31, 2022, the Group recorded additional impairment of US$48,555 related to the brand name and domain name of Alliance International Technologies and impairment of US$7,539 for the strategy contract of Asgard. The Group derecognized accumulated impairment of US$56 as a result of the disposal of Loto Interactive during the year ended December 31, 2022.

Schedule of Estimated Amortization Expense

US$

2023	1,273
2024	1,238
2025	723
2026	15
2027	15
2028 and thereafter	50

Total	3,314